Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Inventories [Abstract]
Raw materials and consumables	£ 598	£ 489	£ 401
Work in progress	166	86	68
Maturing inventories	5,477	5,229	4,801
Finished goods and goods for resale	1,311	1,290	965
Inventories	£ 7,552	£ 7,094	£ 6,235